BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
BASIS OF PREPARATION [Text Block]

2. BASIS OF PREPARATION

a)	Statement of compliance

These consolidated financial statements as at December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016 have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The accompanying financial information as at December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016 has been prepared in accordance with those IASB standards and IFRS Interpretations Committee (“IFRIC”) interpretations issued and effective, or issued and early-adopted, at December 31, 2018.

The date the Company’s Board of Directors approved these consolidated financial statements was March 29, 2019.

b)	Continuation of Business

The Company incurred a net loss of $664,762 for the year ended December 31, 2018 (year ended December 31, 2017 – net loss of $61,287 and year ended December 31, 2016 – net loss of $497,610) and as at December 31, 2018 had a working capital deficit of $81,203 (December 31, 2017: $726,550).

The Company’s ability to continue operations in the normal course of business is dependent on several factors, including its ability to secure additional funding. Management is exploring all available options to secure additional funding, including equity financing and strategic partnerships. In addition, the recoverability of the amount shown for exploration and evaluation assets is dependent upon the existence of economically recoverable reserves, the ability of the Company to obtain financing to continue to perform exploration activity or complete the development of the properties where necessary, or alternatively, upon the Company’s ability to recover its incurred costs through a disposition of its interests, all of which are uncertain.

In the event the Company is unable to identify recoverable resources, receive the necessary permitting, or arrange appropriate financing, the carrying value of the Company’s assets and liabilities could be subject to material adjustment. These matters create material uncertainties that cast significant and substantial doubt upon the validity of the going concern assumption.

These consolidated financial statements do not include any additional adjustments to the recoverability and classification of certain recorded asset amounts, classification of certain liabilities and changes to the statements of loss and comprehensive loss that might be necessary if the Company was unable to continue as a going concern.

c)	Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis, except for certain financial assets and liabilities which are presented at fair value. These consolidated financial statements have also been prepared on an accrual basis, except for cash flow information.